Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of prepaid expenses and other current assets - CNY (¥) ¥ in Thousands		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Other Current Assets Abstract
Advances to suppliers	[1]	¥ 50,156	¥ 49,652
Prepaid VAT		26,187	36,315
Rental deposit, current		20,616	27,361
Staff advances		3,890	5,314
Prepaid consulting expenses		2,341	5,259
Short-term construction deposits		4,686	5,559
Prepaid short-term rent		5,672	4,899
Interest receivable		676	166
Receivables from third-party payment platform		3,166	563
Others	[2]	35,878	33,647
Total		153,268	168,735
Less: Allowance for doubtful accounts		(25,244)	(21,059)
Total		¥ 128,024	¥ 147,676

[1]	Advances to suppliers mainly includes prepaid advertising costs, occupancy maintenance and facilities management expenses, prepayment to construction and design suppliers as well as prepaid financing service fee to a trust account.
[2]	Others mainly includes the loans provided to third parties and the non-trade receivables from third parties.